Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net Loss	$ (26,453)	$ (27,216)
Adjustments for:
Depreciation and amortization	1,396	1,128
Impairment of goodwill		723
Equity-settled share-based payments	52,916	38,403
Finance costs	376	64
Change in fair value of warrants liability	600	27
Changes in operating asset and liabilities:
Contingent consideration		(600)
Trade receivables	(7,794)	(4,894)
Other receivables	(54)	11
Prepaid expenses and deposits	487	(1,603)
Accounts payable	803	97
Accrued liabilities	12,565	7,752
Customer deposits	11,141	5,467
Other payables	2,748	(382)
NET CASH PROVIDED BY OPERATING ACTIVITIES	48,731	18,977
INVESTING ACTIVITIES
Purchase of property and equipment	(1,045)	(629)
Purchase of financial assets	(1,692)	(6,847)
Sale of financial assets	6,546	847
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	3,809	(6,629)
FINANCING ACTIVITIES
Purchase of common shares for Restricted Share Unit (RSU) Plan	(36,283)	(2,865)
Payment of employee taxes on certain share-based arrangements	(2,832)	(362)
Proceeds from exercise of stock options	6,275	502
Distributions to non-controlling interest	(300)	(339)
NET CASH USED IN FINANCING ACTIVITIES	(33,140)	(3,064)
Net change in cash, cash equivalents and restricted cash	19,400	9,284
Cash, cash equivalents and restricted cash, beginning of year	27,655	18,327
Effect of foreign exchange rate changes on cash and cash equivalents	410	44
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BALANCE, ENDING BALANCE	47,465	27,655
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Warrants exercised	$ 862